Investments - Schedule of Subsidiaries and Jointly Controlled Entities Percentage by the Company's Ownership Interest (Details) - BRL (R$) R$ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Share capital	R$ 14,309	R$ 14,309
Equity	R$ 28,581	R$ 27,382	R$ 24,656	R$ 21,784